Quarterly Holdings Report
for
Fidelity® Hedged Equity Fund
April 30, 2024
FHE-NPRT1-0624
1.9905822.101
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.6%
Iridium Communications, Inc.	795	24,478
Verizon Communications, Inc.	36,225	1,430,525
		1,455,003
Entertainment - 1.2%
Liberty Media Corp. Liberty Formula One Class A	983	61,211
Madison Square Garden Sports Corp. (a)	255	47,410
Netflix, Inc. (a)	2,514	1,384,309
Roblox Corp. (a)	1,011	35,951
Spotify Technology SA (a)	248	69,549
The Walt Disney Co.	11,698	1,299,648
TKO Group Holdings, Inc.	571	54,057
		2,952,135
Interactive Media & Services - 6.5%
Alphabet, Inc. Class A	60,321	9,819,052
IAC, Inc. (a)	583	27,727
Meta Platforms, Inc. Class A	12,231	5,261,409
Pinterest, Inc. Class A (a)	1,463	48,937
		15,157,125
Media - 0.5%
Comcast Corp. Class A	27,250	1,038,498
Liberty Media Corp. Liberty SiriusXM Class A	2,109	50,743
The Trade Desk, Inc. (a)	470	38,940
		1,128,181
TOTAL COMMUNICATION SERVICES		20,692,444
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.1%
Autoliv, Inc.	587	70,317
Gentex Corp.	1,694	58,104
Lear Corp.	660	83,074
		211,495
Automobiles - 1.4%
Ford Motor Co.	37,010	449,672
Tesla, Inc. (a)	15,184	2,782,924
		3,232,596
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	49,917	8,735,475
Distributors - 0.2%
Genuine Parts Co.	2,535	398,527
LKQ Corp.	4,855	209,396
		607,923
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,158	54,692
Service Corp. International	1,529	109,645
		164,337
Hotels, Restaurants & Leisure - 1.9%
Aramark	3,127	98,532
Booking Holdings, Inc.	256	883,720
Boyd Gaming Corp.	2,314	123,822
Choice Hotels International, Inc. (b)	732	86,566
Churchill Downs, Inc.	747	96,363
Domino's Pizza, Inc.	601	318,091
Doordash, Inc. (a)	635	82,080
Draftkings Holdings, Inc. (a)	901	37,446
Hyatt Hotels Corp. Class A	1,190	177,060
Light & Wonder, Inc. Class A (a)	1,089	97,204
McDonald's Corp.	5,829	1,591,550
MGM Resorts International (a)	6,122	241,452
Penn Entertainment, Inc. (a)	1,548	25,604
Planet Fitness, Inc. (a)	554	33,151
Texas Roadhouse, Inc. Class A	1,587	255,158
Vail Resorts, Inc.	295	55,864
Wendy's Co.	4,668	93,313
Wingstop, Inc.	249	95,813
Wyndham Hotels & Resorts, Inc.	1,023	75,201
		4,467,990
Household Durables - 0.4%
Leggett & Platt, Inc.	1,780	32,165
NVR, Inc. (a)	70	520,720
Taylor Morrison Home Corp. (a)	790	44,248
Tempur Sealy International, Inc.	1,898	95,014
Toll Brothers, Inc.	1,454	173,186
TopBuild Corp. (a)	158	63,938
		929,271
Specialty Retail - 1.7%
AutoNation, Inc. (a)	454	73,162
Burlington Stores, Inc. (a)	411	73,955
Five Below, Inc. (a)	207	30,292
Floor & Decor Holdings, Inc. Class A (a)	609	67,191
Lithia Motors, Inc. Class A (sub. vtg.)	212	53,929
Murphy U.S.A., Inc.	276	114,214
Penske Automotive Group, Inc.	617	94,345
Ross Stores, Inc.	5,321	689,336
The Home Depot, Inc.	6,929	2,315,810
Ulta Beauty, Inc. (a)	660	267,194
Valvoline, Inc. (a)	1,265	53,788
Williams-Sonoma, Inc.	318	91,196
		3,924,412
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	8,669	799,802
Ralph Lauren Corp.	1,159	189,659
		989,461
TOTAL CONSUMER DISCRETIONARY		23,262,960
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	5,714	273,415
Keurig Dr. Pepper, Inc.	19,413	654,218
PepsiCo, Inc.	9,315	1,638,602
The Coca-Cola Co.	28,327	1,749,759
		4,315,994
Consumer Staples Distribution & Retail - 2.0%
Albertsons Companies, Inc.	3,229	65,872
BJ's Wholesale Club Holdings, Inc. (a)	1,232	92,006
Casey's General Stores, Inc.	348	111,214
Costco Wholesale Corp.	2,692	1,946,047
Performance Food Group Co. (a)	1,564	106,164
Sprouts Farmers Market LLC (a)	994	65,634
Target Corp.	3,631	584,518
U.S. Foods Holding Corp. (a)	3,098	155,675
Walmart, Inc.	26,235	1,557,047
		4,684,177
Food Products - 0.9%
Campbell Soup Co.	9,391	429,263
Darling Ingredients, Inc. (a)	609	25,803
Flowers Foods, Inc.	3,536	88,188
Ingredion, Inc.	407	46,638
Kellanova	10,952	633,683
Post Holdings, Inc. (a)	1,561	165,700
The Hershey Co.	3,896	755,512
		2,144,787
Household Products - 1.5%
Colgate-Palmolive Co.	12,046	1,107,268
Procter & Gamble Co.	14,521	2,369,827
		3,477,095
Personal Care Products - 0.0%
BellRing Brands, Inc. (a)	771	42,536
TOTAL CONSUMER STAPLES		14,664,589
ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Championx Corp.	1,568	52,638
Schlumberger Ltd.	12,402	588,847
TechnipFMC PLC	2,871	73,555
		715,040
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream GP LP	5,075	70,238
Antero Resources Corp. (a)	1,888	64,211
Cheniere Energy, Inc.	1,516	239,255
Chesapeake Energy Corp.	623	55,995
Chevron Corp.	13,501	2,177,306
Chord Energy Corp.	502	88,844
CNX Resources Corp. (a)	2,265	53,273
Diamondback Energy, Inc.	3,844	773,144
DT Midstream, Inc.	742	46,152
Exxon Mobil Corp.	27,165	3,212,805
Kinder Morgan, Inc.	39,901	729,390
Marathon Oil Corp.	16,324	438,299
Matador Resources Co.	1,353	84,292
Murphy Oil Corp.	2,511	112,091
Ovintiv, Inc.	2,149	110,287
Permian Resource Corp. Class A	8,816	147,668
Range Resources Corp.	1,648	59,180
Southwestern Energy Co. (a)	6,407	47,988
		8,510,418
TOTAL ENERGY		9,225,458
FINANCIALS - 13.3%
Banks - 3.0%
Bank of America Corp.	56,568	2,093,582
Commerce Bancshares, Inc.	43	2,351
Cullen/Frost Bankers, Inc.	518	54,048
East West Bancorp, Inc.	905	67,413
First Citizens Bancshares, Inc.	31	52,290
First Horizon National Corp.	4,122	61,500
JPMorgan Chase & Co.	18,751	3,595,317
Old National Bancorp, Indiana	2,480	41,019
Pinnacle Financial Partners, Inc.	1,192	91,426
Prosperity Bancshares, Inc.	1,028	63,705
Synovus Financial Corp.	1,320	47,243
U.S. Bancorp	17,342	704,605
Wintrust Financial Corp.	841	81,274
		6,955,773
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	274	42,771
Ameriprise Financial, Inc.	1,739	716,103
Ares Management Corp.	1,553	206,689
Blackstone, Inc.	5,287	616,517
Carlyle Group LP	2,931	131,309
Charles Schwab Corp.	10,919	807,460
Evercore, Inc. Class A	671	121,787
Franklin Resources, Inc.	10,335	236,051
Houlihan Lokey	383	48,829
Interactive Brokers Group, Inc.	944	108,673
Jefferies Financial Group, Inc.	4,273	183,995
KKR & Co. LP	2,150	200,101
Lazard, Inc. Class A	1,192	45,892
LPL Financial	456	122,723
Morgan Stanley	14,514	1,318,452
Morningstar, Inc.	164	46,355
NASDAQ, Inc.	6,021	360,357
SEI Investments Co.	1,508	99,453
Stifel Financial Corp.	1,138	90,949
Tradeweb Markets, Inc. Class A	859	87,369
Virtu Financial, Inc. Class A	2,042	44,311
		5,636,146
Consumer Finance - 0.6%
Ally Financial, Inc.	3,161	121,224
American Express Co.	4,782	1,119,131
OneMain Holdings, Inc.	856	44,606
SLM Corp.	2,459	52,106
		1,337,067
Financial Services - 4.9%
Apollo Global Management, Inc.	1,265	137,101
Berkshire Hathaway, Inc. Class B (a)	11,514	4,567,949
Block, Inc. Class A (a)	1,141	83,293
Corpay, Inc. (a)	1,103	333,260
Equitable Holdings, Inc.	3,573	131,879
MasterCard, Inc. Class A	6,016	2,714,419
MGIC Investment Corp.	2,374	48,145
PayPal Holdings, Inc. (a)	7,666	520,675
Visa, Inc. Class A	10,723	2,880,305
Voya Financial, Inc.	1,244	84,791
WEX, Inc. (a)	213	44,998
		11,546,815
Insurance - 2.2%
AFLAC, Inc.	9,409	787,063
American Financial Group, Inc.	979	125,067
Arch Capital Group Ltd. (a)	4,083	381,924
Arthur J. Gallagher & Co.	3,863	906,607
Fidelity National Financial, Inc.	1,744	86,328
Loews Corp.	6,922	520,188
Markel Group, Inc. (a)	144	210,010
Old Republic International Corp.	2,928	87,430
Prudential Financial, Inc.	8,286	915,437
Reinsurance Group of America, Inc.	581	108,641
RenaissanceRe Holdings Ltd.	228	49,989
Selective Insurance Group, Inc.	466	47,369
Unum Group	1,038	52,627
W.R. Berkley Corp.	6,613	509,003
Willis Towers Watson PLC	1,539	386,504
		5,174,187
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp. (b)	5,703	52,182
Annaly Capital Management, Inc.	7,582	142,087
Rithm Capital Corp.	8,135	90,461
Starwood Property Trust, Inc.	9,311	176,630
		461,360
TOTAL FINANCIALS		31,111,348
HEALTH CARE - 11.7%
Biotechnology - 1.9%
AbbVie, Inc.	10,938	1,778,956
Alnylam Pharmaceuticals, Inc. (a)	288	41,458
BioMarin Pharmaceutical, Inc. (a)	1,652	133,416
Exelixis, Inc. (a)	3,607	84,620
Gilead Sciences, Inc.	11,741	765,513
Moderna, Inc. (a)	2,578	284,379
Natera, Inc. (a)	568	52,756
Neurocrine Biosciences, Inc. (a)	859	118,147
Regeneron Pharmaceuticals, Inc. (a)	1,038	924,505
Repligen Corp. (a)	276	45,319
Sarepta Therapeutics, Inc. (a)	338	42,811
United Therapeutics Corp. (a)	205	48,038
		4,319,918
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	10,648	1,128,369
Boston Scientific Corp. (a)	18,795	1,350,797
DexCom, Inc. (a)	2,726	347,265
Envista Holdings Corp. (a)	1,258	24,757
GE Healthcare Technologies, Inc.	4,735	360,996
Globus Medical, Inc. (a)	1,115	55,516
Haemonetics Corp. (a)	677	62,250
Hologic, Inc. (a)	5,642	427,494
Inspire Medical Systems, Inc. (a)	117	28,274
Intuitive Surgical, Inc. (a)	2,089	774,225
Masimo Corp. (a)	278	37,366
Penumbra, Inc. (a)	159	31,239
ResMed, Inc.	2,011	430,334
The Cooper Companies, Inc.	4,592	408,964
		5,467,846
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	779	57,599
Chemed Corp.	137	77,816
CVS Health Corp.	11,440	774,602
DaVita, Inc. (a)	909	126,360
Encompass Health Corp.	1,504	125,404
HCA Holdings, Inc.	2,397	742,639
HealthEquity, Inc. (a)	585	46,162
Humana, Inc.	1,949	588,773
Tenet Healthcare Corp. (a)	557	62,546
UnitedHealth Group, Inc.	6,288	3,041,506
		5,643,407
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	449	89,153
Life Sciences Tools & Services - 1.2%
Avantor, Inc. (a)	2,956	71,624
Bio-Rad Laboratories, Inc. Class A (a)	355	95,761
Bruker Corp.	1,117	87,137
Danaher Corp.	3,943	972,423
ICON PLC (a)	310	92,343
Medpace Holdings, Inc. (a)	247	95,922
QIAGEN NV	2,292	97,020
Thermo Fisher Scientific, Inc.	2,367	1,346,160
		2,858,390
Pharmaceuticals - 3.8%
Elanco Animal Health, Inc. (a)	4,278	56,298
Eli Lilly & Co.	4,527	3,536,040
Jazz Pharmaceuticals PLC (a)	801	88,711
Johnson & Johnson	16,043	2,319,657
Merck & Co., Inc.	15,841	2,046,974
Pfizer, Inc.	29,822	764,040
Royalty Pharma PLC	2,805	77,699
		8,889,419
TOTAL HEALTH CARE		27,268,133
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	737	70,582
Curtiss-Wright Corp.	278	70,451
HEICO Corp.	800	165,920
Howmet Aerospace, Inc.	6,409	427,801
Lockheed Martin Corp.	2,642	1,228,345
RTX Corp.	11,993	1,217,529
The Boeing Co. (a)	3,896	653,905
Woodward, Inc.	413	67,055
		3,901,588
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (a)	676	33,570
United Parcel Service, Inc. Class B	8,501	1,253,727
		1,287,297
Building Products - 0.5%
Advanced Drain Systems, Inc.	329	51,653
Allegion PLC	2,569	312,288
Armstrong World Industries, Inc.	465	53,419
Carlisle Companies, Inc.	523	203,055
Fortune Brands Innovations, Inc.	1,455	106,361
Lennox International, Inc.	391	181,197
Owens Corning	806	135,577
The AZEK Co., Inc. (a)	1,373	62,664
Trex Co., Inc. (a)	882	78,101
		1,184,315
Commercial Services & Supplies - 1.0%
Cintas Corp.	1,587	1,044,786
Clean Harbors, Inc. (a)	285	53,993
MSA Safety, Inc.	244	44,018
RB Global, Inc.	809	57,908
Republic Services, Inc.	4,813	922,652
Tetra Tech, Inc.	658	128,126
		2,251,483
Construction & Engineering - 0.1%
AECOM	1,099	101,504
EMCOR Group, Inc.	251	89,650
Willscot Mobile Mini Holdings (a)	889	32,857
		224,011
Electrical Equipment - 0.4%
Acuity Brands, Inc.	191	47,425
AMETEK, Inc.	3,868	675,585
nVent Electric PLC	1,184	85,331
Regal Rexnord Corp.	368	59,384
Sensata Technologies, Inc. PLC	1,710	65,510
		933,235
Ground Transportation - 0.8%
J.B. Hunt Transport Services, Inc.	2,011	326,928
Knight-Swift Transportation Holdings, Inc. Class A	2,548	117,794
Landstar System, Inc.	989	172,491
Ryder System, Inc.	594	72,379
Saia, Inc. (a)	221	87,699
Uber Technologies, Inc. (a)	14,495	960,584
XPO, Inc. (a)	370	39,760
		1,777,635
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	7,044	1,357,590
Machinery - 1.8%
AGCO Corp.	313	35,741
Caterpillar, Inc.	4,071	1,362,034
CNH Industrial NV	6,322	72,071
Donaldson Co., Inc.	594	42,887
Dover Corp.	4,557	817,070
Flowserve Corp.	989	46,641
Graco, Inc.	1,903	152,621
IDEX Corp.	2,203	485,673
ITT, Inc.	901	116,535
Lincoln Electric Holdings, Inc.	676	148,402
Middleby Corp. (a)	840	116,735
Oshkosh Corp.	460	51,644
PACCAR, Inc.	6,375	676,451
Timken Co.	670	59,777
Toro Co.	372	32,583
Watts Water Technologies, Inc. Class A	324	64,301
		4,281,166
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,271	54,678
American Airlines Group, Inc. (a)	18,973	256,325
		311,003
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp. Class A	1,079	159,336
CACI International, Inc. Class A (a)	223	89,697
Genpact Ltd.	1,397	42,944
KBR, Inc.	1,453	94,358
Paylocity Holding Corp. (a)	253	39,255
Science Applications International Corp.	676	87,001
SS&C Technologies Holdings, Inc.	3,083	190,807
TransUnion	1,114	81,322
		784,720
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	890	44,714
Ferguson PLC	1,167	244,953
GATX Corp. (b)	547	66,931
MSC Industrial Direct Co., Inc. Class A	384	35,036
SiteOne Landscape Supply, Inc. (a)	219	34,359
Watsco, Inc.	241	107,901
		533,894
TOTAL INDUSTRIALS		18,827,937
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 0.7%
Ciena Corp. (a)	1,047	48,403
Cisco Systems, Inc.	32,919	1,546,535
		1,594,938
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	9,707	1,172,314
Arrow Electronics, Inc. (a)	646	82,475
TD SYNNEX Corp.	1,164	137,166
TE Connectivity Ltd.	4,819	681,792
		2,073,747
IT Services - 1.2%
Accenture PLC Class A	4,073	1,225,606
Amdocs Ltd.	972	81,638
Cloudflare, Inc. (a)	858	74,989
GoDaddy, Inc. (a)	1,805	220,896
IBM Corp.	6,636	1,102,903
MongoDB, Inc. Class A (a)	106	38,709
Snowflake, Inc. (a)	242	37,558
Twilio, Inc. Class A (a)	831	49,760
		2,832,059
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	9,626	1,524,566
Amkor Technology, Inc.	1,240	40,114
Broadcom, Inc.	2,632	3,422,311
Cirrus Logic, Inc. (a)	813	72,007
Entegris, Inc.	1,317	175,056
GlobalFoundries, Inc. (a)	583	28,497
Intel Corp.	25,578	779,362
Lam Research Corp.	1,415	1,265,590
Lattice Semiconductor Corp. (a)	1,378	94,531
MACOM Technology Solutions Holdings, Inc. (a)	448	45,674
Micron Technology, Inc.	7,615	860,190
MKS Instruments, Inc.	763	90,782
NVIDIA Corp.	13,662	11,804,241
Onto Innovation, Inc. (a)	467	86,624
Power Integrations, Inc.	859	57,312
Qorvo, Inc. (a)	2,746	320,843
Qualcomm, Inc.	7,654	1,269,416
Rambus, Inc. (a)	990	54,272
Skyworks Solutions, Inc.	3,944	420,391
Synaptics, Inc. (a)	439	39,492
Teradyne, Inc.	4,386	510,180
Universal Display Corp.	372	58,769
		23,020,220
Software - 10.1%
Adobe, Inc. (a)	2,667	1,234,368
Atlassian Corp. PLC (a)	270	46,521
Bentley Systems, Inc. Class B	718	37,717
Crowdstrike Holdings, Inc. (a)	338	98,879
Datadog, Inc. Class A (a)	449	56,350
DocuSign, Inc. (a)	1,001	56,657
Dolby Laboratories, Inc. Class A	398	30,909
Dropbox, Inc. Class A (a)	3,746	86,757
Dynatrace, Inc. (a)	1,024	46,397
Guidewire Software, Inc. (a)	560	61,824
HubSpot, Inc. (a)	192	116,135
Intuit, Inc.	1,709	1,069,185
Manhattan Associates, Inc. (a)	590	121,575
Microsoft Corp.	40,933	15,936,446
Oracle Corp.	10,093	1,148,079
Palantir Technologies, Inc. (a)	2,895	63,603
Palo Alto Networks, Inc. (a)	2,338	680,101
Salesforce, Inc.	5,709	1,535,378
ServiceNow, Inc. (a)	1,291	895,089
Unity Software, Inc. (a)	843	20,460
Workday, Inc. Class A (a)	482	117,960
Zoom Video Communications, Inc. Class A (a)	936	57,190
Zscaler, Inc. (a)	377	65,198
		23,582,778
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	80,128	13,648,202
Super Micro Computer, Inc. (a)	258	221,570
		13,869,772
TOTAL INFORMATION TECHNOLOGY		66,973,514
MATERIALS - 2.2%
Chemicals - 1.5%
Ashland, Inc.	638	60,821
Axalta Coating Systems Ltd. (a)	4,311	135,538
Celanese Corp. Class A	2,280	350,231
Dow, Inc.	11,153	634,606
Eastman Chemical Co.	2,935	277,181
Element Solutions, Inc.	2,073	47,948
Linde PLC	4,161	1,834,835
Olin Corp.	1,087	56,828
RPM International, Inc.	1,302	139,197
Westlake Corp.	396	58,355
		3,595,540
Construction Materials - 0.1%
Eagle Materials, Inc.	673	168,728
Containers & Packaging - 0.2%
Aptargroup, Inc.	638	92,114
Berry Global Group, Inc.	1,293	73,236
Crown Holdings, Inc.	1,244	102,095
Graphic Packaging Holding Co.	2,996	77,447
Sealed Air Corp.	2,025	63,747
Silgan Holdings, Inc.	934	43,580
Sonoco Products Co.	1,063	59,581
		511,800
Metals & Mining - 0.4%
Cleveland-Cliffs, Inc. (a)	2,471	41,760
Newmont Corp.	11,975	486,664
Reliance, Inc.	206	58,652
Royal Gold, Inc.	264	31,714
Southern Copper Corp. (b)	1,075	125,420
United States Steel Corp. (b)	1,634	59,641
		803,851
TOTAL MATERIALS		5,079,919
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Agree Realty Corp.	906	51,841
American Homes 4 Rent Class A	6,133	219,561
American Tower Corp.	3,912	671,143
Americold Realty Trust	1,432	31,461
Apartment Income (REIT) Corp.	1,207	46,325
Brixmor Property Group, Inc.	3,190	70,499
Camden Property Trust (SBI)	3,592	358,051
CubeSmart	1,502	60,741
EastGroup Properties, Inc.	406	63,076
Equity Lifestyle Properties, Inc.	2,309	139,210
Federal Realty Investment Trust (SBI)	2,888	300,843
First Industrial Realty Trust, Inc.	1,294	58,773
Gaming & Leisure Properties	4,056	173,313
Healthcare Realty Trust, Inc.	2,797	39,801
Healthpeak Properties, Inc.	18,511	344,490
Kite Realty Group Trust	2,104	45,867
Lamar Advertising Co. Class A	922	106,814
Mid-America Apartment Communities, Inc.	3,175	412,750
NNN (REIT), Inc.	2,967	120,253
Omega Healthcare Investors, Inc.	2,007	61,033
Prologis, Inc.	8,343	851,403
Rexford Industrial Realty, Inc.	1,458	62,417
STAG Industrial, Inc.	3,013	103,617
Sun Communities, Inc.	1,118	124,456
WP Carey, Inc.	2,159	118,400
		4,636,138
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	82	14,817
TOTAL REAL ESTATE		4,650,955
UTILITIES - 2.5%
Electric Utilities - 1.1%
Alliant Energy Corp.	9,204	458,359
NextEra Energy, Inc.	15,656	1,048,482
OGE Energy Corp.	5,489	190,194
Pinnacle West Capital Corp. (b)	4,551	335,181
Xcel Energy, Inc.	9,120	490,018
		2,522,234
Gas Utilities - 0.0%
National Fuel Gas Co.	773	41,046
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	1,283	97,303
Multi-Utilities - 1.3%
Ameren Corp.	10,326	762,782
CMS Energy Corp.	13,590	823,690
DTE Energy Co.	7,554	833,357
NiSource, Inc.	17,545	488,804
		2,908,633
Water Utilities - 0.1%
Essential Utilities, Inc.	4,539	166,037
TOTAL UTILITIES		5,735,253
TOTAL COMMON STOCKS (Cost $191,707,805)		227,492,510

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,339,166	1,339,434
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	662,084	662,150
TOTAL MONEY MARKET FUNDS (Cost $2,001,584)		2,001,584

Equity Funds - 0.9%
	Shares	Value ($)
Domestic Equity Funds - 0.9%
iShares S&P 500 ETF (Cost $1,830,113)	4,032	2,033,902

Purchased Options - 1.3%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	188	94,670,972	4,840	05/17/24	230,300
S&P 500 Index	Chicago Board Options Exchange	133	66,974,677	3,500	02/21/25	312,550
S&P 500 Index	Chicago Board Options Exchange	135	67,981,815	3,500	03/21/25	360,450
S&P 500 Index	Chicago Board Options Exchange	135	67,981,815	4,930	06/21/24	770,850
S&P 500 Index	Chicago Board Options Exchange	148	74,528,212	4,930	07/19/24	1,106,300
S&P 500 Index	Chicago Board Options Exchange	128	64,456,832	3,500	04/17/25	375,680

						3,156,130
TOTAL PURCHASED OPTIONS (Cost $4,354,586)						3,156,130

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $199,894,088)	234,684,126
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(543,518)
NET ASSETS - 100.0%	234,140,608

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,000,277	5,960,779	6,621,622	18,147	-	-	1,339,434	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	585,275	7,080,795	7,003,920	149	-	-	662,150	0.0%
Total	2,585,552	13,041,574	13,625,542	18,296	-	-	2,001,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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